ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 539.7		$ 458.9
Accrued liabilities	370.9		400.2
Deferred revenue	15.2		11.6
Amount due to related parties	5.7		2.2
Current portion of royalty obligations	2.9		10.9
Accounts payable and accrued liabilities	$ 934.4	[1]	$ 883.8

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.